UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Bond Fund

Eaton Vance Bond Fund II

Eaton Vance Short Duration Real Return Fund

Eaton Vance

Bond Fund

July 31, 2015 (Unaudited)

Eaton Vance Bond Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $1,643,814,894 and the Fund owned 99.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 21.4%

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.1%
Citigroup, Inc., 5.13%, 11/12/19	NZD	9,740	$6,737,187
Citigroup, Inc., 6.25%, 6/29/17	NZD	11,045	7,650,722
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	4,740	3,181,304
Morgan Stanley, 7.60%, 8/8/17	NZD	24,500	17,319,934

			$34,889,147

Commercial Services — 1.1%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		1,670	$1,544,750
Western Union Co. (The), 6.20%, 11/17/36		16,530	16,944,242

			$18,488,992

Computers — 1.6%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		9,000	$8,689,176
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		25,890	17,475,750

			$26,164,926

Diversified Financial Services — 1.7%
Jefferies Group, LLC, 6.50%, 1/20/43		19,030	$19,169,585
Navient Corp., 5.625%, 8/1/33		3,914	2,818,080
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		6,860	5,573,750

			$27,561,415

Home Builders — 1.6%
MDC Holdings, Inc., 6.00%, 1/15/43		30,244	$25,707,400

			$25,707,400

Insurance — 0.6%
XLIT Ltd., Series E, 6.50% to 4/15/17, 10/29/49(2)		11,407	$9,695,950

			$9,695,950

Iron & Steel — 0.1%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		1,725	$1,539,563

			$1,539,563

Metal Fabricate & Hardware — 0.2%
Valmont Industries, Inc., 5.00%, 10/1/44		2,985	$2,780,975

			$2,780,975

Mining — 3.8%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		32,826	$8,863,020
Freeport-McMoRan, Inc., 5.45%, 3/15/43		16,106	11,925,688
Southern Copper Corp., 5.25%, 11/8/42		32,919	28,058,839
Teck Resources, Ltd., 5.20%, 3/1/42		16,708	11,561,702
Teck Resources, Ltd., 5.40%, 2/1/43		4,723	3,278,796

			$63,688,045

Miscellaneous Manufacturing — 1.4%
Trinity Industries, Inc., 4.55%, 10/1/24		24,450	$23,987,161

			$23,987,161

Security	Principal Amount* (000’s omitted)		Value
Oil & Gas — 3.3%
Apache Corp., 4.25%, 1/15/44		10,555	$9,050,374
Continental Resources, Inc., 3.80%, 6/1/24		7,288	6,448,342
Noble Energy, Inc., 5.05%, 11/15/44		14,046	13,200,417
Rowan Cos., Inc., 5.40%, 12/1/42		34,540	26,652,308

			$55,351,441

Retail — 2.3%
JC Penney Corp., Inc., 6.375%, 10/15/36		49,580	$35,821,550
JC Penney Corp., Inc., 7.40%, 4/1/37		1,942	1,568,165

			$37,389,715

Telecommunications — 1.6%
Avaya, Inc., 10.50%, 3/1/21(1)		32,990	$26,969,325

			$26,969,325

Total Corporate Bonds & Notes (identified cost $401,406,692)			$354,214,055

Foreign Corporate Bonds — 16.6%

Security	Principal Amount* (000’s omitted)		Value
Banks — 0.7%
ANZ Bank New Zealand, Ltd., 5.43%, 2/27/19	NZD	5,000	$3,497,926
Landwirtschaftliche Rentenbank, 4.75%, 3/12/19	NZD	11,216	7,781,610

			$11,279,536

Engineering & Construction — 0.8%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		21,350	$13,557,250

			$13,557,250

Foods — 0.4%
ESAL GmbH, 6.25%, 2/5/23(1)		6,309	$6,230,137

			$6,230,137

Mining — 2.4%
Barrick Gold Corp., 5.25%, 4/1/42		13,987	$11,327,680
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		21,320	19,505,242
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		11,060	8,955,381

			$39,788,303

Miscellaneous Manufacturing — 0.5%
Bombardier, Inc., 7.45%, 5/1/34(1)		10,110	$8,113,275

			$8,113,275

Oil & Gas — 5.3%
Ecopetrol SA, 5.875%, 5/28/45		15,415	$13,526,354
Ensco PLC, 5.75%, 10/1/44		19,510	16,948,669
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/22(1)		17,201	11,137,619
Pacific Drilling SA, 5.375%, 6/1/20(1)		11,255	8,722,625
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		25,570	16,229,279
Petrobras Global Finance BV, 5.625%, 5/20/43		29,800	22,239,740

			$88,804,286

Telecommunications — 6.5%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	233,020	$14,093,281
Axtel SAB de CV, 9.00%, 1/31/20(1)		21,100	20,889,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		5,831	6,137,128

Security		Principal Amount* (000’s omitted)	Value
Oi SA, 5.75%, 2/10/22(1)		35,100	$27,981,720
OTE PLC, 3.50%, 7/9/20(3)	EUR	13,070	12,452,930
Telecom Italia Capital SA, 6.00%, 9/30/34		25,613	25,484,935

			$107,038,994

Total Foreign Corporate Bonds (identified cost $304,257,294)			$274,811,781

Foreign Government Bonds — 16.9%

Security		Principal Amount* (000’s omitted)	Value
Brazil — 3.2%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	176,140	$46,186,664
Federative Republic of Brazil, 12.50%, 1/5/16	BRL	24,540	7,077,571

			$53,264,235

Ecuador — 0.5%
Republic of Ecuador, 7.95%, 6/20/24(1)		10,600	$8,930,500

			$8,930,500

Greece — 0.6%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	980	$593,329
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	980	579,553
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	980	574,387
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	980	553,157
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	980	545,919
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	980	538,412
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	980	530,905
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	980	522,859
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	980	516,913
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	980	505,208
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	980	502,518
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	980	497,809
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	980	488,365
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	980	485,539
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	980	484,544
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	980	483,091
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	980	482,418
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	980	482,284
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	980	482,606
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	980	483,247

			$10,333,063

Mexico — 3.4%
Mexican Bonos, 7.75%, 5/29/31	MXN	613,536	$42,974,784
Mexican Bonos, 7.75%, 11/13/42	MXN	190,787	13,435,774

			$56,410,558

Mongolia — 0.3%
Mongolia Government International Bond, 5.125%, 12/5/22(1)		5,600	$4,844,000

			$4,844,000

New Zealand — 0.9%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	20,160	$14,342,962

			$14,342,962

Security		Principal Amount* (000’s omitted)	Value
Norway — 0.4%
Kommunalbanken AS, 5.00%, 3/28/19	NZD	8,300	$5,803,730

			$5,803,730

Supranational — 7.6%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	110,950,000	$7,809,764
European Investment Bank, 7.20%, 7/9/19(1)	IDR	115,220,000	8,005,139
Inter-American Development Bank, 7.20%, 11/14/17	IDR	480,520,000	33,884,342
International Finance Corp., 6.30%, 11/25/24	INR	770,560	11,362,474
International Finance Corp., 6.45%, 10/30/18	INR	2,260,800	35,367,986
International Finance Corp., 7.80%, 6/3/19	INR	847,370	13,752,308
International Finance Corp., 8.25%, 6/10/21	INR	870,650	14,489,967

			$124,671,980

Total Foreign Government Bonds (identified cost $317,814,844)			$278,601,028

Convertible Bonds — 13.0%

Security		Principal Amount (000’s omitted)	Value
Health Care - Products — 0.9%
Hologic, Inc., 0.00%, 12/15/43		$12,620	$15,838,100

			$15,838,100

Home Builders — 8.9%
KB Home, 1.375%, 2/1/19		$48,855	$47,419,884
Lennar Corp., 3.25%, 11/15/21(1)		13,290	30,085,238
Ryland Group, Inc. (The), 0.25%, 6/1/19		36,561	35,281,365
Standard Pacific Corp., 1.25%, 8/1/32		28,240	34,558,700

			$147,345,187

Machinery - Diversified — 1.6%
Chart Industries, Inc., 2.00%, 8/1/18		$29,155	$26,549,272

			$26,549,272

Oil & Gas — 0.5%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)		$9,735	$4,478,100
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)		11,400	3,536,508

			$8,014,608

Semiconductors — 0.4%
Novellus Systems, Inc., 2.625%, 5/15/41		$2,800	$6,340,250

			$6,340,250

Telecommunications — 0.7%
Ciena Corp., 3.75%, 10/15/18(1)		$7,745	$11,094,712

			$11,094,712

Total Convertible Bonds (identified cost $213,961,847)			$215,182,129

Asset-Backed Securities — 0.4%

Security		Principal Amount (000’s omitted)	Value
Invitation Homes Trust, Series 2013-SFR1, Class D, 2.40%, 12/17/30(1)(6)		$2,000	$1,978,345
PROG, Series 2014-SFR1, Class D, 2.936%, 10/17/31(1)(6)		5,000	5,015,117

Total Asset-Backed Securities (identified cost $6,994,661)			$6,993,462

Commercial Mortgage-Backed Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class C, 4.70%, 11/15/25(1)	$815	$817,210
A10 Securitization, LLC, Series 2013-1, Class D, 6.41%, 11/15/25(1)	339	339,931
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	1,000	1,147,117
COMM, Series 2014-CR18, Class D, 4.739%, 7/15/47(1)(7)	1,750	1,660,666
COMM, Series 2014-CR21, Class D, 4.066%, 12/10/47(1)(7)	4,500	3,949,051
ESA, Series 2013-ESH7, Class D7, 4.171%, 12/5/31(1)(7)	1,250	1,270,651
JPMBB, Series 2014-C19, Class D, 4.677%, 4/15/47(1)(7)	7,000	6,475,560
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(1)(7)	3,250	3,012,345
JPMBB, Series 2014-C23, Class D, 3.96%, 9/15/47(1)(7)	1,350	1,186,512
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	7,801	6,461,982
WFRBS, Series 2014-LC14, Class D, 4.586%, 3/15/47(1)(7)	8,000	7,490,248

Total Commercial Mortgage-Backed Securities (identified cost $33,703,452)		$33,811,273

Tax-Exempt Investments — 0.3%

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 0.3%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/42	$10,860	$1,759,863
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	9,275	1,405,070
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	7,500	1,062,150
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,165	286,602

Total Tax-Exempt Investments (identified cost $5,000,957)		$4,513,685

Senior Floating-Rate Interests — 0.7%(8)

Borrower/ Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
Education Management, LLC, Term Loan, 5.50%, Maturing 7/2/20	$233	$160,205
Education Management, LLC, Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing 7/2/20	401	232,982
MCS AMS Sub-Holdings, LLC, Term Loan, 7.50%, Maturing 10/15/19(9)	1,156	883,867

		$1,277,054

Food Services — 0.6%
Weight Watchers International, Inc., Term Loan, 4.00%, Maturing 4/2/20	$19,397	$10,173,566

		$10,173,566

Retail — 0.0%(10)
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	$393	$358,285

		$358,285

Total Senior Floating-Rate Interests (identified cost $15,606,306)		$11,808,905

Common Stocks — 18.3%

Security	Shares	Value
Automotive & Parts — 0.6%
Goodyear Tire & Rubber Co. (The)	343,754	$10,357,308

		$10,357,308

Security	Shares	Value
Banks — 2.2%
Bank of America Corp.	1,088,460	$19,461,665
Regions Financial Corp.	1,599,410	16,617,870

		$36,079,535

Beverages — 1.0%
Constellation Brands, Inc., Class A	141,895	$17,030,238

		$17,030,238

Business Equipment and Services — 0.0%(10)
Education Management Corp.(9)(11)(12)	2,788,966	$75,302

		$75,302

Chemicals — 1.9%
LyondellBasell Industries NV, Class A	183,457	$17,213,770
PPG Industries, Inc.	128,214	13,895,834

		$31,109,604

Health Care - Services — 1.2%
Amsurg Corp.(11)	147,212	$10,560,989
Humana, Inc.	54,695	9,959,412

		$20,520,401

Machinery - Construction & Mining — 1.5%
Caterpillar, Inc.	303,184	$23,839,358

		$23,839,358

Media — 1.1%
Walt Disney Co. (The)	153,551	$18,426,120

		$18,426,120

Mining — 0.5%
Freeport-McMoRan, Inc.	759,544	$8,924,642

		$8,924,642

Miscellaneous Manufacturing — 1.1%
Ingersoll-Rand PLC	281,055	$17,256,777

		$17,256,777

Oil & Gas — 1.0%
Occidental Petroleum Corp.	166,750	$11,705,850
SandRidge Energy, Inc.(11)	742,046	383,638
Seven Generations Energy, Ltd., Class A(11)	410,454	4,613,429

		$16,702,917

Pharmaceuticals — 0.9%
Eli Lilly & Co.	174,858	$14,777,249

		$14,777,249

Pipelines — 0.9%
Kinder Morgan, Inc.	447,264	$15,493,225

		$15,493,225

Real Estate Investment Trusts (REITs) — 0.4%
VEREIT, Inc.	678,893	$5,947,102

		$5,947,102

Semiconductors — 1.4%
Intel Corp.	801,539	$23,204,554

		$23,204,554

Software — 0.8%
Oracle Corp.	314,323	$12,554,061

		$12,554,061

Security	Shares	Value
Telecommunications — 1.8%
Corning, Inc.	627,463	$11,721,009
Telefonaktiebolaget LM Ericsson ADR	1,742,608	18,698,184

		$30,419,193

Total Common Stocks (identified cost $302,753,182)		$302,717,586

Convertible Preferred Stocks — 3.4%

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(11)(12)	3,103	$85,333

		$85,333

Health Care - Products — 0.8%
Alere, Inc., 3.00%	40,690	$13,366,665

		$13,366,665

Mining — 0.2%
Cliffs Natural Resources, Inc., 7.00%	1,175,442	$3,269,139

		$3,269,139

Oil & Gas — 1.2%
Chesapeake Energy Corp., 5.75%	32,965	$17,100,594
SandRidge Energy, Inc., 7.00%	93,015	1,383,598
SandRidge Energy, Inc., 8.50%	80,591	1,380,121

		$19,864,313

Real Estate Investment Trusts (REITs) — 1.2%
iStar Financial, Inc., Series J, 4.50%	355,075	$19,809,634

		$19,809,634

Total Convertible Preferred Stocks (identified cost $98,976,328)		$56,395,084

Preferred Stocks — 2.3%

Security	Shares	Value
Banks — 0.1%
First Tennessee Bank, 3.75%(1)(6)	1,950	$1,414,238

		$1,414,238

Diversified Financial Services — 2.0%
SLM Corp., 1.986%(6)	591,077	$33,469,735

		$33,469,735

Insurance — 0.2%
XLIT, Ltd., 3.409%(6)	3,085	$2,609,717

		$2,609,717

Total Preferred Stocks (identified cost $44,969,137)		$37,493,690

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(13)	$47,301	$47,301,249

Total Short-Term Investments (identified cost $47,301,249)		$47,301,249

Total Investments — 98.2% (identified cost $1,792,745,949)		$1,623,843,927

Other Assets, Less Liabilities — 1.8%		$29,240,626

Net Assets — 100.0%		$1,653,084,553

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

ACRE	-	Americold LLC Trust

COMM	-	Commercial Mortgage Trust

ESA	-	Extended Stay America Trust

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

NPFG	-	National Public Finance Guaranty Corp.

PIK	-	Payment In Kind

PROG	-	Progress Residential Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

WFRBS	-	WF-RBS Commercial Mortgage Trust

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $320,899,390 or 19.4% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $37,128,955 or 2.2% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $109,677.

Country Concentration of Portfolio (based on country of risk)
Country	Percentage of Net Assets	Value
United States	61.5%	$1,017,585,795
Supranational	7.6	124,671,980
Brazil	7.3	120,853,451
Mexico	6.3	104,950,089
Canada	2.4	38,894,882
Colombia	2.2	35,892,761
Australia	1.7	28,460,623
Peru	1.7	28,058,839
Italy	1.5	25,484,935
Greece	1.4	22,785,993
Sweden	1.1	18,698,184
New Zealand	1.1	17,840,888
Ireland	0.7	12,305,667
Ecuador	0.5	8,930,500
Germany	0.5	7,781,610
Norway	0.4	5,803,730
Mongolia	0.3	4,844,000

Total Investments	98.2%	$1,623,843,927

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
United States Dollar	77.5%	$1,281,689,076
Indian Rupee	4.5	74,972,735
Mexican Peso	4.3	70,503,839
New Zealand Dollar	4.0	66,315,375
Brazilian Real	3.2	53,264,235
Indonesian Rupiah	3.0	49,699,245
Euro	1.4	22,785,993
Canadian Dollar	0.3	4,613,429

Total Investments	98.2%	$1,623,843,927

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,800,422,154

Gross unrealized appreciation	$49,740,464
Gross unrealized depreciation	(226,318,691)

Net unrealized depreciation	$(176,578,227)

The Portfolio did not have any open financial instruments at July 31, 2015.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$354,214,055	$—	$354,214,055
Foreign Corporate Bonds	—	274,811,781	—	274,811,781
Foreign Government Bonds	—	278,601,028	—	278,601,028
Convertible Bonds	—	215,182,129	—	215,182,129
Asset-Backed Securities	—	6,993,462	—	6,993,462
Commercial Mortgage-Backed Securities	—	33,811,273	—	33,811,273
Tax-Exempt Investments	—	4,513,685	—	4,513,685
Senior Floating-Rate Interests	—	10,925,038	883,867	11,808,905
Common Stocks	302,642,284	—	75,302	302,717,586
Convertible Preferred Stocks	—	56,395,084	—	56,395,084
Preferred Stocks	—	37,493,690	—	37,493,690
Short-Term Investments	—	47,301,249	—	47,301,249
Total Investments	$302,642,284	$1,320,242,474	$959,169	$1,623,843,927

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented.

At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Bond Fund II

July 31, 2015 (Unaudited)

Eaton Vance Bond Fund II (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Bond Portfolio II (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. The Fund commenced operations on November 3, 2014. At July 31, 2015, the value of the Fund’s investment in the Portfolio was $23,631,621 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Bond Portfolio II

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 28.3%

Security	Principal Amount* (000’s omitted)		Value
Banks — 3.4%
Citigroup, Inc., 5.13%, 11/12/19	NZD	260	$179,842
Citigroup, Inc., 6.25%, 6/29/17	NZD	265	183,562
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/19	NZD	165	113,989
JPMorgan Chase & Co., 4.25%, 11/2/18	NZD	385	258,397
Morgan Stanley, 7.60%, 8/8/17	NZD	82	57,969

			$793,759

Commercial Services — 1.5%
ServiceMaster Co., LLC (The), 7.25%, 3/1/38		20	$18,500
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		95	95,712
Western Union Co. (The), 6.20%, 11/17/36		226	231,664

			$345,876

Computers — 1.9%
Seagate HDD Cayman, 4.875%, 6/1/27(1)		250	$241,366
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)		320	216,000

			$457,366

Diversified Financial Services — 2.7%
Jefferies Group, LLC, 6.50%, 1/20/43		240	$241,760
Navient Corp., 5.625%, 8/1/33		425	306,000
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(1)(2)		105	85,313

			$633,073

Foods — 0.9%
Safeway, Inc., 7.25%, 2/1/31		211	$210,209

			$210,209

Home Builders — 2.0%
MDC Holdings, Inc., 6.00%, 1/15/43		546	$464,100

			$464,100

Iron & Steel — 0.1%
JMC Steel Group, Inc., 8.25%, 3/15/18(1)		30	$26,775

			$26,775

Media — 0.5%
CCO Safari II, LLC, 6.384%, 10/23/35(1)		114	$117,437

			$117,437

Metal Fabricate & Hardware — 1.5%
Valmont Industries, Inc., 5.00%, 10/1/44		395	$368,002

			$368,002

Mining — 4.4%
Cliffs Natural Resources, Inc., 6.25%, 10/1/40		392	$105,840
Freeport-McMoRan, Inc., 5.45%, 3/15/43		315	233,242
Southern Copper Corp., 5.25%, 11/8/42		550	468,798
Teck Resources, Ltd., 5.20%, 3/1/42		296	204,828
Teck Resources, Ltd., 5.40%, 2/1/43		58	40,264

			$1,052,972

1

Security	Principal Amount* (000’s omitted)		Value
Miscellaneous Manufacturing — 1.3%
Trinity Industries, Inc., 4.55%, 10/1/24		314	$308,056

			$308,056

Oil & Gas — 4.7%
Apache Corp., 4.25%, 1/15/44		276	$236,656
Continental Resources, Inc., 3.80%, 6/1/24		111	98,211
Noble Energy, Inc., 5.05%, 11/15/44		248	233,070
Pacific Drilling SA, 5.375%, 6/1/20(1)		295	228,625
Rowan Cos., Inc., 5.40%, 12/1/42		410	316,371

			$1,112,933

Retail — 1.7%
JC Penney Corp., Inc., 6.375%, 10/15/36		550	$397,375

			$397,375

Telecommunications — 1.7%
Avaya, Inc., 10.50%, 3/1/21(1)		485	$396,488

			$396,488

Total Corporate Bonds & Notes (identified cost $7,284,919)			$6,684,421

Foreign Corporate Bonds — 16.7%

Security	Principal Amount* (000’s omitted)		Value
Engineering & Construction — 1.1%
Empresas ICA SAB de CV, 8.875%, 5/29/24(1)		420	$266,700

			$266,700

Foods — 0.8%
ESAL GmbH, 6.25%, 2/5/23(1)		200	$197,500

			$197,500

Mining — 2.6%
Barrick Gold Corp., 5.25%, 4/1/42		400	$323,949
Newcrest Finance Pty, Ltd., 4.20%, 10/1/22(1)		165	150,955
Newcrest Finance Pty, Ltd., 5.75%, 11/15/41(1)		170	137,651

			$612,555

Miscellaneous Manufacturing — 0.7%
Bombardier, Inc., 7.45%, 5/1/34(1)		205	$164,512

			$164,512

Oil & Gas — 4.6%
Ecopetrol SA, 5.875%, 5/28/45		257	$225,512
Ensco PLC, 5.75%, 10/1/44		320	277,989
Odebrecht Offshore Drilling Finance, Ltd., 6.75%, 10/1/23(1)		119	77,365
Pacific Rubiales Energy Corp., 5.625%, 1/19/25(1)		245	155,502
Petrobras Global Finance BV, 5.625%, 5/20/43		450	335,835

			$1,072,203

Telecommunications — 6.9%
America Movil SAB de CV, 6.45%, 12/5/22	MXN	4,000	$241,924
Axtel SAB de CV, 9.00%, 1/31/20(1)		400	396,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)		120	126,300
Oi SA, 5.75%, 2/10/22(1)		400	318,880
OTE PLC, 3.50%, 7/9/20(3)	EUR	100	95,279
Telecom Italia Capital SA, 6.00%, 9/30/34		456	453,720

			$1,632,103

Total Foreign Corporate Bonds (identified cost $4,355,312)			$3,945,573

2

Foreign Government Bonds — 12.8%

Security	Principal Amount* (000’s omitted)		Value
Brazil — 2.5%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	2,280	$597,852

			$597,852

Ecuador — 0.7%
Republic of Ecuador, 7.95%, 6/20/24(1)		200	$168,500

			$168,500

Greece — 0.5%
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/23(3)(4)	EUR	10	$6,054
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/24(3)(4)	EUR	10	5,914
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/25(3)(4)	EUR	10	5,861
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/26(3)(4)	EUR	10	5,644
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/27(3)(4)	EUR	10	5,571
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/28(3)(4)	EUR	10	5,494
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/29(3)(4)	EUR	10	5,417
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/30(3)(4)	EUR	10	5,335
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/31(3)(4)	EUR	10	5,275
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/32(3)(4)	EUR	10	5,155
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/33(3)(4)	EUR	10	5,128
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/34(3)(4)	EUR	10	5,080
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/35(3)(4)	EUR	10	4,983
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/36(3)(4)	EUR	10	4,954
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/37(3)(4)	EUR	10	4,944
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/38(3)(4)	EUR	10	4,930
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/39(3)(4)	EUR	10	4,923
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/40(3)(4)	EUR	10	4,921
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/41(3)(4)	EUR	10	4,925
Hellenic Republic Government Bond, 3.00% to 2/24/20, 2/24/42(3)(4)	EUR	10	4,931

			$105,439

Mexico — 2.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	7,890	$552,651
Mexican Bonos, 7.75%, 11/13/42	MXN	831	58,521

			$611,172

New Zealand — 0.5%
New Zealand Government Bond, 6.00%, 12/15/17(3)	NZD	175	$124,505

			$124,505

Supranational — 6.0%
European Bank for Reconstruction & Development, 7.375%, 4/15/19	IDR	4,720,000	$332,241
European Investment Bank, 7.20%, 7/9/19(1)	IDR	1,210,000	84,067
Inter-American Development Bank, 7.20%, 11/14/17	IDR	1,400,000	98,722
International Finance Corp., 6.30%, 11/25/24	INR	12,460	183,732
International Finance Corp., 7.80%, 6/3/19	INR	11,300	183,392
International Finance Corp., 8.25%, 6/10/21	INR	32,000	532,567

			$1,414,721

Total Foreign Government Bonds (identified cost $3,446,588)			$3,022,189

3

Convertible Bonds — 15.5%

Security	Principal Amount (000’s omitted)	Value
Health Care - Products — 1.0%
Hologic, Inc., 0.00%, 12/15/43	$180	$225,900

		$225,900

Home Builders — 7.8%
KB Home, 1.375%, 2/1/19	$505	$490,166
Lennar Corp., 3.25%, 11/15/21(1)	180	407,475
Ryland Group, Inc. (The), 0.25%, 6/1/19	585	564,525
Standard Pacific Corp., 1.25%, 8/1/32	315	385,481

		$1,847,647

Machinery - Diversified — 1.2%
Chart Industries, Inc., 2.00%, 8/1/18	$310	$282,294

		$282,294

Oil & Gas — 0.4%
American Energy - Permian Basin, LLC, 8.00%, 5/1/22(1)(5)	$100	$46,000
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(5)	150	46,533

		$92,533

Semiconductors — 3.6%
Intel Corp., 2.95%, 12/15/35	$335	$395,091
Novellus Systems, Inc., 2.625%, 5/15/41	200	452,875

		$847,966

Telecommunications — 1.5%
Ciena Corp., 3.75%, 10/15/18(1)	$255	$365,287

		$365,287

Total Convertible Bonds (identified cost $3,606,883)		$3,661,627

Asset-Backed Securities — 1.5%

Security	Principal Amount (000’s omitted)	Value
CAH, Series 2014-2A, Class D, 2.537%, 7/17/31(1)(6)	$110	$109,397
DNKN, Series 2015-1A, Class A2II, 3.98%, 2/20/45(1)	249	250,125

Total Asset-Backed Securities (identified cost $356,424)		$359,522

Commercial Mortgage-Backed Securities — 4.6%

Security	Principal Amount (000’s omitted)	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(1)	$100	$114,712
COMM, Series 2013-CR10, Class D, 4.793%, 8/10/46(1)(7)	150	146,726
COMM, Series 2014-CR21, Class D, 4.066%, 12/10/47(1)(7)	200	175,513
COMM, Series 2015-CR22, Class D, 4.128%, 3/10/48(1)(7)	100	87,071
JPMBB, Series 2014-C21, Class D, 4.661%, 8/15/47(1)(7)	250	231,719

4

Security	Principal Amount (000’s omitted)	Value
JPMBB, Series 2014-C25, Class D, 3.95%, 11/15/47(1)(7)	$200	$176,043
WFCM, Series 2015-C26, Class D, 3.586%, 2/15/48(1)	200	165,671

Total Commercial Mortgage-Backed Securities (identified cost $1,108,350)		$1,097,455

Senior Floating-Rate Interests — 0.9%(8)

Security	Principal Amount (000’s omitted)	Value
Food Services — 0.9%
Weight Watchers International, Inc., Term Loan, 4.00%, 4/2/20	$393	$205,915

Total Senior Floating-Rate Interests (identified cost $238,924)		$205,915

Common Stocks — 0.0%(9)

Security	Shares	Value
Oil & Gas — 0.0%(9)
SandRidge Energy, Inc.(10)	13,004	$6,723

Total Common Stocks (identified cost $8,926)		$6,723

Convertible Preferred Stocks — 4.0%

Security	Shares	Value
Health Care - Products — 0.9%
Alere, Inc., 3.00%	625	$205,312

		$205,312

Mining — 0.1%
Cliffs Natural Resources, Inc., 7.00%	12,700	$35,321

		$35,321

Oil & Gas — 1.4%
Chesapeake Energy Corp., 5.75%(1)	545	$282,719
SandRidge Energy, Inc., 7.00%	450	6,694
SandRidge Energy, Inc., 8.50%	1,730	29,626

		$319,039

Real Estate Investment Trusts (REITs) — 1.6%
iStar Financial, Inc., Series J, 4.50%	6,840	$381,604

		$381,604

Total Convertible Preferred Stocks (identified cost $1,472,712)		$941,276

5

Short-Term Investments — 14.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(11)	$3,443	$3,443,287

		$3,443,287

Total Short-Term Investments (identified cost $3,443,287)		$3,443,287

Total Investments — 98.9% (identified cost $25,322,325)		$23,367,988

Other Assets, Less Liabilities — 1.1%		$264,580

Net Assets — 100.0%		$23,632,568

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ACRE	-	Americold LLC Trust

CAH	-	Colony American Homes

COMM	-	Commercial Mortgage Trust

DNKN	-	DB Master Finance LLC

JPMBB	-	JPMBB Commercial Mortgage Securities Trust

WFCM	-	Wells Fargo Commercial Mortgage Trust

BRL	-	Brazilian Real

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $6,160,927 or 26.1% of the Portfolio’s net assets.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $325,223 or 1.4% of the Portfolio’s net assets.

(4)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2015.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2015.

(8)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

6

(9)	Amount is less than 0.05%.

(10)	Non-income producing security.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $6,721.

Country Concentration of Portfolio (based on country of risk)

Country	Percentage of Net Assets	Value
United States	67.6%	$15,964,325
Brazil	6.5	1,527,432
Mexico	6.4	1,515,796
Supranational	6.0	1,414,721
Canada	3.1	733,554
Colombia	2.1	507,314
Peru	2.0	468,798
Italy	1.9	453,720
Australia	1.2	288,605
Greece	0.9	200,718
Ecuador	0.7	168,500
New Zealand	0.5	124,505

Total Investments	98.9%	$23,367,988

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	82.0%	$19,383,337
New Zealand Dollar	3.9	918,264
Indian Rupee	3.8	899,691
Mexican Peso	3.6	853,096
Brazilian Real	2.5	597,852
Indonesian Rupiah	2.2	515,030
Euro	0.9	200,718

Total Investments	98.9%	$23,367,988

The Portfolio did not have any open financial instruments at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,400,903

Gross unrealized appreciation	$260,815
Gross unrealized depreciation	(2,293,730)

Net unrealized depreciation	$(2,032,915)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

7

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$6,684,421	$—	$6,684,421
Foreign Corporate Bonds	—	3,945,573	—	3,945,573
Foreign Government Bonds	—	3,022,189	—	3,022,189
Convertible Bonds	—	3,661,627	—	3,661,627
Asset-Backed Securities	—	359,522	—	359,522
Commercial Mortgage-Backed Securities	—	1,097,455	—	1,097,455
Senior Floating-Rate Interests	—	205,915	—	205,915
Common Stocks	6,723	—	—	6,723
Convertible Preferred Stocks	—	941,276	—	941,276
Short-Term Investments	—	3,443,287	—	3,443,287
Total Investments	$6,723	$23,361,265	$—	$23,367,988

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Real Return Fund

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
CMBS Portfolio (identified cost, $11,764,949)		$11,689,866	19.7%

Eaton Vance Floating Rate Portfolio (identified cost, $0)		1	0.0

Senior Debt Portfolio (identified cost, $14,403,329)		14,183,814	23.9

Total Investments in Affiliated Portfolios (identified cost $26,168,278)		$25,873,681	43.6%

U.S. Treasury Obligations

Security	Principal Amount (000’s omitted)	Value	% of Net Assets
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)(2)	$4,255	$4,238,905	7.2%
0.125%, 4/15/17(1)	4,815	4,839,825	8.2
0.125%, 4/15/18(1)	3,909	3,938,223	6.6
0.125%, 4/15/19(1)	3,856	3,875,478	6.5
0.125%, 1/15/22(1)	2,626	2,596,115	4.4
1.25%, 7/15/20(1)	1,417	1,503,568	2.5
1.375%, 7/15/18(1)	1,103	1,159,119	2.0
1.375%, 1/15/20(1)	1,539	1,632,650	2.8
1.625%, 1/15/18(1)	3,972	4,157,872	7.0
2.00%, 1/15/16(1)	120	120,422	0.2
2.125%, 1/15/19(1)	2,658	2,866,540	4.8
2.375%, 1/15/17(1)	2,594	2,693,951	4.5

Total U.S. Treasury Obligations (identified cost $34,010,638)		$33,622,668	56.7%

Short-Term Investments

Description	Interest (000’s omitted)	Value	% of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.20%(3)	$541	$540,556	0.9%

Total Short-Term Investments (identified cost $540,556)		$540,556	0.9%

Total Investments (identified cost $60,719,472)		$60,036,905	101.2%

Other Assets, Less Liabilities		$(713,012)	(1.2)%

Net Assets		$59,323,893	100.0%

1

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $551.

A summary of open financial instruments at July 31, 2015 is as follows:

Inflation Swaps

Counterparty	Notional Amount	Fund Pays (Annual Rate)	Fund Receives	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	$8,000,000	1.875%	Return on CPI-U (NSA)	7/2/16	$(216,618)
Citibank, N.A.	5,000,000	2.055	Return on CPI-U (NSA)	9/3/17	(196,750)
Citibank, N.A.	3,000,000	1.810	Return on CPI-U (NSA)	9/29/17	(88,409)
Citibank, N.A.	4,000,000	2.147	Return on CPI-U (NSA)	9/15/19	(185,252)
Citibank, N.A.	3,000,000	1.860	Return on CPI-U (NSA)	6/15/20	(28,708)
Citibank, N.A.	3,000,000	1.880	Return on CPI-U (NSA)	6/18/20	(31,960)

					$(747,697)

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation
CME Group, Inc.	$8,000,000	Pays	3-month USD- LIBOR-BBA	0.825%	7/2/16	$26,317
CME Group, Inc.	5,000,000	Pays	3-month USD- LIBOR-BBA	1.367	9/3/17	70,323

						$96,640

At July 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2015 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts	$—	$(747,697)
Swap contracts (centrally cleared)	96,640	—

Total	$96,640	$(747,697)

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$61,043,170

Gross unrealized appreciation	$350,945
Gross unrealized depreciation	(1,357,210)

Net unrealized depreciation	$(1,006,265)

2

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$25,873,681	$—	$—	$25,873,681
U.S. Treasury Obligations	—	33,622,668	—	33,622,668
Short-Term Investments	—	540,556	—	540,556
Total Investments	$25,873,681	$34,163,224	$—	$60,036,905
Swap Contracts	$—	$96,640	$—	$96,640
Total	$25,873,681	$34,259,864	$—	$60,133,545

Liability Description
Swap Contracts	$—	$(747,697)	$—	$(747,697)
Total	$—	$(747,697)	$—	$(747,697)

The Fund held no investments or other financial instruments as of October 31, 2014 whose fair value was determined using Level 3 inputs. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015